8. SHARE REPURCHASE OBLIGATIONS (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share Repurchase Obligations Details Narrative
Share repurchase obligation	$ 1,144,000	$ 2,268,999
Payment for share repurchase obligation	1,344,999
Due for share repurchase obligation	$ 924,000